Goodwill, transmission system rights and other intangible assets and liabilities (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Transmission system rights
Estimated future amortization
2012	$ 7,849
2013	7,849
2014	7,849
2015	7,849
2016	7,849
Power Purchase Agreements
Estimated future amortization
2012	69,039
2013	66,218
2014	55,282
2015	55,282
2016	55,282
Fuel Supply Agreements
Estimated future amortization
2012	1,722
2013	(5,852)
2014	(5,852)
2015	(5,852)
2016	$ (5,852)